Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2011	$ 1,301,800	$ 446	$ 42,462,554	$ (41,161,200)
Balance (in shares) at Dec. 31, 2011		4,455,790
Net income (loss)	3,886,905	0	0	3,886,905
Stock-based compensation	127,488	0	127,488	0
Balance at Dec. 31, 2012	5,316,193	446	42,590,042	(37,274,295)
Balance (in shares) at Dec. 31, 2012		4,455,790
Net income (loss)	(10,590,106)	0	0	(10,590,106)
Stock-based compensation	979,151	0	979,151	0
Option exercises	10,575	0	10,575	0
Option exercises (in shares)	3,761	3,761
Vesting of restricted stock awards	0	1	(1)	0
Vesting of restricted stock awards (in shares)		7,763
Repurchase and retirement of common stock	(53,100)	(1)	(53,099)	0
Repurchase and retirement of common stock (in shares)		(8,626)
Issuance of common stock in private offering	35,709,645	634	35,709,011	0
Issuance of common stock in private offering (in shares)		6,336,664
Issuance of common stock in offering	12,537,943	172	12,537,771	0
Issuance of common stock in offering (in shares)		1,715,800
Common stock issued in reverse merger		5,000
Issuance of common stock for termination of certain rights in stock purchase agreement	913,446	15	913,431	0
Issuance of common stock for termination of certain rights in stock purchase agreement (in shares)		152,241
Balance at Dec. 31, 2013	$ 44,823,747	$ 1,267	$ 92,686,881	$ (47,864,401)
Balance (in shares) at Dec. 31, 2013		12,668,393